Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
October 20, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant”) File Nos. 033-18781 and 811-05407
Ladies and Gentlemen:
     Please accept for filing Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 37 to Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to bring Registrant’s prospectus and statement of additional information into compliance with the recent amendments to Form N-1A. On or before the effective date of the Amendment, Registrant intends to make a filing pursuant to Rule 485(b) under the 1933 Act to respond to staff comments on the Amendment, update performance and financial information, and make other non-material changes.
     Questions and comments concerning the Amendment can be directed to the undersigned at (215) 988-2887.
Very Truly Yours,

/s/ Julie S. Patel
Julie S. Patel

Enclosures

cc:	Mr. Jay Johnson Mary Jo Reilly, Esq.